Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Allowances and losses on trade receivables - telecom activities	€ (315)	€ (277)	€ (251)
Expenses from universal service	(21)	(38)	(43)
Litigation	(107)	(10)	(315)
Operating foreign exchange gains (losses)	(4)	3	(14)
Cost of bank credit risk	(10)	(7)	(6)
Integration costs		10	3
Integration costs	(17)
Other expenses	(124)	(176)	(95)
Total	€ (599)	€ (505)	€ (724)